Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000244680 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Advantage Large Cap Income ETF
Class Name	iShares Advantage Large Cap Income ETF
Trading Symbol	BALI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Advantage Large Cap Income ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Advantage Large Cap Income ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20% [1]
Net Assets	$ 349,887,072
Holdings Count | Holding	184
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$349,887,072
Number of Portfolio Holdings	184
Portfolio Turnover Rate	69%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	33.3%
Financials	12.8%
Consumer Discretionary	11.6%
Communication Services	11.0%
Health Care	10.6%
Industrials	8.2%
Consumer Staples	6.8%
Energy	2.0%
Utilities	1.9%
Materials	0.9%
Real Estate	0.9%
Ten largest holdings
Security	Percent of Total Investments(b)
Microsoft Corp.	8.1%
NVIDIA Corp.	6.9%
Apple Inc.	5.6%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.0%
Meta Platforms, Inc., Class A	2.2%
Walmart, Inc.	1.9%
Alphabet, Inc., Class C, NVS	1.6%
Home Depot, Inc. (The)	1.5%
Broadcom, Inc.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(b)
Microsoft Corp.	8.1%
NVIDIA Corp.	6.9%
Apple Inc.	5.6%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.0%
Meta Platforms, Inc., Class A	2.2%
Walmart, Inc.	1.9%
Alphabet, Inc., Class C, NVS	1.6%
Home Depot, Inc. (The)	1.5%
Broadcom, Inc.	1.5%
(b)Excludes short-term securities, short investments and options, if any.

[1]	Annualized.